Derivative instruments - Changes in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative instruments
Fair value of contracts, beginning of year	$ 239,596	$ (300,865)
Reversal of opening contracts settled during the year	(43,267)	164,208
Assumed in acquisitions	51,866	(339)
Realized gain (loss) on contracts settled during the year	234,365	(405,894)
Unrealized gain during the year on contracts outstanding at the end of the year	171,448	376,593
Unwinding of contracts assumed in acquisitions	(51,526)
Net receipt from counterparties on contract settlements during the year	(234,365)	405,893
Fair value of contracts, end of year	368,117	239,596
Current derivative asset	313,792	162,843
Current derivative liability	(732)	(55,845)
Non-current derivative asset	76,107	132,598
Non-current derivative liability	$ (21,050)	$ 0